Securities:	12 Months Ended
Dec. 31, 2012
Securities: [Abstract]
Securities:
(2)	Securities:

Securities, which consist of debt and equity investments, have been classified in the consolidated balance sheets according to management’s intent. The carrying amount of securities and their estimated fair values follow:

	December 31, 2012
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Unrestricted:
U.S. government and agency securities:	$147,659	5,202	(83)	152,778
Tax free municipal bonds	68,331	5,756	(40)	74,047
Taxable municipal bonds	12,535	1,209	(8)	13,736
Trust preferred securities	2,000	—	(511)	1,489
Mortgage-backed securities:
GNMA	19,172	1,244	(19)	20,397
FNMA	64,805	2,558	(58)	67,305
FHLMC	4,519	153	—	4,672
SLMA CMOs	5,412	80	—	5,492
AGENCY CMOs	16,055	426	(52)	16,429

	$340,488	16,628	(771)	356,345

	December 31, 2011
		Gross	Gross	Estimated
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	Losses	Value
Restricted:
FHLB stock	$4,428	—	—	4,428

Unrestricted:
U.S. government and agency securities	$171,141	3,511	(65)	174,587
Tax free municipal bonds	60,432	4,623	—	65,055
Taxable municipal bonds	12,846	1,059	—	13,905
Trust preferred securities	2,000	—	(1,007)	993
Mortgage-backed securities:
GNMA	30,427	1,413	(19)	31,821
FNMA	59,195	2,101	(1)	61,295
FHLMC	15,108	491	—	15,599
NON-AGENCY CMOs	2,012	7	(223)	1,796
AGENCY CMOs	18,163	568	—	18,731

	$371,324	13,773	(1,315)	383,782

The scheduled maturities of debt securities available for sale at December 31, 2012, and December 31, 2011, were as follows:

2012	Amortized Cost	Estimated Fair Value
Due within one year	$345	346
Due in one to five years	11,499	11,682
Due in five to ten years	30,007	32,316
Due after ten years	53,222	57,290

	95,073	101,634
Amortizing agency bonds	135,452	140,416
Mortgage-backed securities	109,963	114,295

Total unrestricted securities available for sale	$340,488	356,345

		Estimated
	Amortized	Fair
2011	Cost	Value
Due within one year	$461	464
Due in one to five years	6,844	6,929
Due in five to ten years	24,471	26,153
Due after ten years	72,460	75,804

	104,236	109,350
Amortizing agency bonds	142,183	145,190
Mortgage-backed securities	124,905	129,242

Total unrestricted securities available for sale	$371,324	383,782

The FHLB stock is an equity interest in the Federal Home Loan Bank. FHLB stock does not have a readily determinable fair value because ownership is restricted and a market is lacking. FHLB stock is classified as a restricted investment security, carried at cost and evaluated for impairment.

The estimated fair value and unrealized loss amounts of temporarily impaired investments as of December 31, 2012 and December 31, 2011, are as follows:

	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
December 31, 2012	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$12,317	(83)	—	—	12,317	(83)
Taxable municipals	885	(8)	—	—	885	(8)
Tax free municipals	5,315	(40)	—	—	5,315	(40)
Trust preferred securities	—	—	1,489	(511)	1,489	(511)
Mortgage-backed securities:
GNMA	—	—	1,415	(19)	1,415	(19)
FNMA	7,077	(58)	—	—	7,077	(58)
FHLMC	—	—	—	—	—	—
NON-AGENCY CMOs	—	—	—	—	—	—
AGENCY CMOs	3,691	(52)	—	—	3,691	(52)

Total Available for Sale	$29,285	(241)	2,904	(530)	32,189	(771)

	Less than 12 months		12 months or longer		Total
	Estimated		Estimated		Estimated
December 31, 2011	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
Available for sale
U.S. government and agency securities:
Agency debt securities	$20,422	(54)	2,007	(11)	22,429	(65)
Taxable municipals	—	—	—	—	—	—
Tax free municipals	—	—	—	—	—	—
Trust preferred securities	—	—	993	(1,007)	993	(1,007)
Mortgage-backed securities:
GNMA	1,925	(19)	—	—	1,925	(19)
FNMA	—	—	81	(1)	81	(1)
FHLMC	—	—	—	—	—	—
NON-AGENCY CMOs	—	—	1,494	(223)	1,494	(223)
AGENCY CMOs	—	—	—	—	—	—

Total Available for Sale	$22,347	(73)	4,575	(1,242)	26,922	(1,315)

Management evaluates securities for other-than-temporary impairment at least on a quarterly basis, and more frequently when economic or market concerns warrant such evaluations. Consideration is given to (1) the length of time and the extent to which the fair value has been less than cost, (2) the financial condition and near-term prospects of the issuer, and (3) the intent and ability of the Company to retain its investment in the issuer for a period of time sufficient to allow for any anticipated recovery in fair value.

At December 31, 2012, the Company has 26 securities with unrealized losses. With the exception of a subordinated debenture discussed below, Management believes these unrealized losses relate to changes in interest rates and not credit quality. Management also believes the Company has the ability to hold these securities until maturity or for the foreseeable future and therefore no declines are deemed to be other than temporary.

The carrying value of the Company’s investment securities may decline in the future if the financial condition of issuers deteriorates and management determines it is probable that the Company will not recover the entire amortized cost bases of the securities. As a result, there is a risk that other-than-temporary impairment charges may occur in the future.

In June of 2008, the Company purchased $2 million par value of a private placement subordinated debenture issued by First Financial Services Corporation (“FFKY”), the holding Company for First Federal Savings Bank (“First Fed”). The debenture is a thirty year security with a coupon rate of 8.00%. FFKY is a NASDAQ listed commercial bank holding company located in Elizabethtown, Kentucky. In October of 2010, FFKY informed the owners of its subordinated trust, including the Company, that it was deferring the dividend payments for up to five years as prescribed by the trust. FFKY has suffered significant asset quality issues that have resulted in negative earnings since 2009 and have negatively impacted FFKY’s capital position.

In July 2012, FFKY closed on the previously announced sale of four branch offices located in Indiana to a local financial institution. FFKY realized a net gain of approximately $3.4 million. The transaction increased the Tier 1 Capital to Average Assets Ratio and Total Risk Based Capital to Risk Weighted Assets Ratio of First Fed to 6.51% and 11.90%, respectively.

Currently, FFKY and First Fed are under a Consent Order issued jointly by the Kentucky State Department of Financial Institutions and the FDIC. Among other things, the consent order requires First Fed to increase its Tier 1 Capital to Average Assets Ratio to 8.00% and its Total Risk Based Capital to Risk Weighted Asset Ratio to 12.00%. At December 31, 2012, First Fed has not met the capital goals established by their regulators but achieved a Tier 1 Capital to Average Assets Ratio of 6.69% and a Total Risk Based Capital to Weighted Asset Ratio of 12.45%.

The Company continues to monitor all quarterly reports issued by both FFKY and First Fed subsidiary to determine if the investment in the subordinated trust is other than temporarily impaired. At December 31, 2012, the Company has determined, based on the suspension of the dividend, that the investment is not other than temporarily impaired and has taken a $511,000 reduction in other comprehensive income related to the lack of current cash flow from the debenture. The Company has further determined, based on the financial trends and capital position of FFKY and its First Fed, that the Company’s investment in the subordinated debenture is not permanently impaired at this time.

During 2012, the Company sold investment securities classified as available for sale for proceeds of $69.0 million resulting in gross gains of $1.8 million and gross losses of $115,000. During 2011, the Company sold investment securities classified as available for sale for proceeds of $115.2 million resulting in gross gains of $3.2 million and gross losses of $335,000. During 2010, the Company sold investment securities classified as available for sale for proceeds of $103.8 million resulting in gross gains of $3.5 million and gross losses of $30,000.

As part of its normal course of business, the Bank holds significant balances of municipal and other deposits that require the Bank to pledge investment instruments as collateral. At December 31, 2012, the Bank pledged investments with a book value of $145.1 million and a market value of approximately $149.4 million to various municipal entities as required by law. The Bank has pledged two investment securities with a market value of $617,500 to the Federal Home Loan Bank of Cincinnati to provide for a higher level of available borrowings. In addition, the Bank has provided $15.5 million of letters of credit issued by the Federal Home Loan Bank of Cincinnati to collateralize municipal deposits. The collateral for these letters of credit are the Bank’s one to four family loan portfolio, commercial real estate portfolio and its multi-family loan portfolio.